Retirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Contribution Plan [abstract]
Retirement benefits	$ 32.8	$ 33.7	$ 30.0